UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:  940 Southwood Blvd.
          Suite 200
          Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	May 12, 1999

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total: $520,419

List of Other Included Managers:  None


			                                     VALUE     SHARES/      SH/ PUT/ INVSTMT OTHER  Voting Authority(SH)
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (1000s)    PRN AMT      PRN CALL DSCRETN MGRS  (a)Sole(b)Shared(c)None
CNF Trust I $2.500	      TE CONS SER A	12612V205   "5,861"   "105,600"	    SH	       Sole	   "105,600"    0      0
Crescent Real Estate	      PFD CV A 6.75%	225756204   "3,159"   "199,000"	    SH	       Sole	   "199,000"    0      0
Equity Residential Properties PFD CONV E 7%	29476L883   "9,476"   "410,900"	    SH	       Sole	   "410,900"    0      0
Freeport McMoran Copper	      PFD CV 0.05 SH	35671D501   "3,422"   "215,550"	    SH	       Sole	   "215,550"    0      0
Lab Corp of America (Class B) PFD CVB PAYIN	50540R300   "5,325"   "121,012"	    SH	       Sole	   "121,012"    0      0
Lab Corp of America (Series A)PFD CV ESCH%A	50540R201   "23,809"  "490,900"	    SH	       Sole	   "490,900"    0      0
"Metromedia Int'l Group, Inc."PFD CONV%	        591695200   "8,100"   "302,800"	    SH	       Sole	   "302,800"    0      0
National Australia Bank	      CAP UTS EXCH BL	632525309   "3,485"   "111,300"	    SH	       Sole	   "111,300"    0      0
Prologis Trust	              PRD CV SBI B	743410300   "11,055"  "434,575"	    SH         Sole	   "434,575"    0      0
Treev PIK $0.84	              PFD CONV SER A	894692201   "3,359"   "451,600"	    SH	       Sole	   "451,600"    0      0
AES Corporation	              JRSBDBCV 4.5%05	00130HAN5    960      "1,000,000"   PRN	       Sole	        0       0      0
Action Performance Companies  SB NT CV 4.75% 05 004933AB3   "2,206"   "2,500,000"   PRN	       Sole		0       0      0
"Alpharma, Inc."	      SB NT CV 5.75%05  020813AB7   "2,876"   "1,900,000"   PRN	       Sole		0	0      0
Altos Hornos De Mexico	      SR NT CV 5.5%01	022069AA6    905      "1,845,000"   PRN	       Sole		0       0      0
Alza Corp.	              SUB LYON ZERO 14  022615AC2   "7,856"   "15,000,000"  PRN	       Sole		0	0      0
Alza Corp.	              SUB DB CONV 5%06  022615AD0   "9,681"   "8,310,000"   PRN	       Sole		0	0      0
American Retirement Corp      SBDBCV5.75%02	028913AA9   "3,883"   "4,650,000"   PRN	       Sole		0	0      0
"Amkor Technology, Inc."      SBNTCV 5.75%03	031652AA8   "5,750"   "6,805,000"   PRN	       Sole		0	0      0
Aspect Telecommunications     SB DB CV ZERO 18  045237AE4   "1,815"   "9,300,000"   PRN	       Sole		0	0      0
Aviron	                      SB NT CV 5.75%05  053762AC4   "2,188"   "2,500,000"   PRN	       Sole		0	0      0
"BankAtlantic Bancorp, Inc."  SBDVCV 6.75%06	065908AB1   "3,019"   "2,637,000"   PRN	       Sole		0	0      0
"BankAtlantic Bancorp, Inc."  SBDBCV 5.625%07	065908AC9   "7,829"   "9,910,000"   PRN	       Sole		0	0      0
CKE Restaurants Inc.	      SBNTCV 4.25%04	12561EAB1   "3,848"   "4,965,000"   PRN	       Sole		0	0      0
Carematrix Corp.	      SBNTCV 6.25%04	141706AC5   "5,666"   "6,550,000"   PRN	       Sole		0	0      0
"Checkpoint Systems, Inc."    SBDVCV 5.25%05	162825AB9   "1,080"   "1,500,000"   PRN	       Sole		0	0      0
Complete Mgmt. Inc.	      SUB DB Conv. 8%03 20452CAB0    11	      "375,000"	    PRN	       Sole		0	0      0
Concentra Managed Care	      SBNTCV 4.5%03	20589TAC7   "1,241"   "1,320,000"   PRN	       Sole		0	0      0
DRS Technologies Inc.	      SRSBDBCV 9%03	23330XAB6    208      "202,000"	    PRN	       Sole		0	0      0
Developers Div Realty	      SUB DB CONV 7%99  251591AA1    911      "912,000"	    PRN	       Sole		0	0      0
Diamond Offshore Drill	      SBNTCV 3.75%07	25271CAA0   "1,294"   "1,245,000"   PRN	       Sole		0	0      0
Einstein/Noah Bagel Corp.     SBDBCV 7.25%04	282577AC9    638      "1,050,000"   PRN	       Sole		0	0      0
Empresas ICA Socieded	      SUB DB CONV 5%04  292448AC1   "1,249"   "1,850,000"   PRN	       Sole		0	0      0
Family Golf Centers 	      SBNTCV 5.75%04	30701AAC0   "4,460"   "7,311,000"   PRN	       Sole		0	0      0
Financial Federal Corp.	      SUB NT CV 4.5%05  317492AC0   "3,723"   "4,304,000"   PRN	       Sole		0	0      0
France Telecom	              DEP BD CV 144A04  35177QAB1    339      "350,000"	    PRN	       Sole		0	0      0
Fuisz Technologies Ltd.	      SB DB CV 7%04	359536AB5   "2,548"   "3,620,000"   PRN	       Sole		0	0      0
Genzyme Corp.	              SBNTCV 5.25%05	372917AF1    739      "500,000"	    PRN	       Sole		0	0      0
HRPT Properties	              SBDBCV-A 7.5%03	40426WAB7   "1,867"   "1,965,000"   PRN	       Sole		0	0      0
Healthcare Realty Trust	      SBDBCV 6.55%02	421946AA2   "1,336"   "1,510,000"   PRN	       Sole		0 	0      0
Healthsouth Corp.	      SBDBCV 3.25%03	421924AF8   "22,759"  "27,755,000"  PRN	       Sole		0	0      0
Hilton Hotels Corporation     Sub NT Conv 5%06  432848AL3   "9,865"   "10,495,000"  PRN	       Sole		0	0      0
"Homebase, Inc."	      SBNTCV 5.25% 04	43738EAB4   "6,416"   "8,850,000"   PRN	       Sole		0	0      0
Interim Services Inc.	      SUB NT CV 4.5%05  45868PAA8   "13,759"  "17,725,000"  PRN	       Sole		0	0      0
Interpublic Group Cos.	      SBNTCV 1.8%04	460690AF7   "1,917"   "1,680,000"   PRN	       Sole		0	0      0
Intevac Inc.	              SBNTCV 6.5%04	461148AC2    426      "775,000"	    PRN	       Sole		0	0      0
Kellstrom	              SB NT CV 5.75%02  488035AC0   "9,371"   "11,325,000"  PRN	       Sole		0	0      0
Leasing Solutions Inc.	      SUBNTCV 6.875%03  522113AA7    844      "5,275,000"   PRN	       Sole		0	0      0
Lennar Corportion	      SR DB CV ZERO 18  526057AA2   "15,004"  "34,100,000"  PRN	       Sole		0	0      0
Magna International Inc.      SB DB CV 4.875%05 559222AG9   "36,934"  "36,750,000"  PRN	       Sole		0	0      0
Mail-Well Inc.	              SUBNTCONV 5%02	560321AD3   "5,831"   "6,050,000"   PRN	       Sole		0	0      0
Masotech Inc.	              SBDBCONV 4.5%03	574670AB1   "5,324"   "6,825,000"   PRN	       Sole		0	0      0
Meditrust	              SUB DEB CV 9%02	58501TAA6    250      "250,000"	    PRN	       Sole		0	0      0
Metamore Worldwide Inc.	      SBNTCV 2.94%04	59133PAA8   "3,491"   "5,250,000"   PRN	       Sole		0	0      0
NCS Healthcare Inc.	      SBDBCV 5.75%04	628874AC3   "7,110"   "11,110,000"  PRN	       Sole		0	0      0
"Network Associates, Inc."    SB DB CV ZERO 18  640938AB2   "3,936"   "10,840,000"  PRN	       Sole		0	0      0
North American Vaccine	      SUBNTCV 6.5%03	657201AC3   "1,175"   "2,840,000"   PRN	       Sole		0	0      0
"Office Depot, Inc."	      LYON SUB ZERO 08  676220AB2   "6,169"   "7,000,000"   PRN	       Sole		0	0      0
Omnicare Inc.	              SUB DEB CV 5%07	681904AD0   "37,978"  "46,670,000"  PRN	       Sole		0	0      0
Pep Boys	              SUB LYON ZERO 11  713278AJ8    158      "300,000"	    PRN        Sole		0	0      0
Personnel Group	              SBNTCV 5.75%04	715338AE9   "4,350"   "5,800,000"   PRN	       Sole		0	0      0
"Petsmart, Inc."	      SB NT CV 6.75%04  716768AB2   "7,566"   "6,763,000"   PRN	       Sole		0	0      0
Phoenix Investment Ptrs.      SUB DB CONV 6%15  719085AA0   "17,264"  "15,177,500"  PRN	       Sole		0	0      0
Pier 1 Imports	              SB NT CV 5.75%03  720279AF5   "18,248"  "15,885,000"  PRN	       Sole		0	0      0
Pogo Producing Co.	      SUB NT CV 5.5%06  730448AE7   "1,143"   "1,500,000"   PRN	       Sole		0	0      0
Quadramed Corp.	              SBDBCV 5.25%05	74730WAC5   "8,626"   "14,377,000"  PRN	       Sole		0	0      0
Reptron Electronics Inc.      SBNTCV 6.75%04	76026WAA7    251      "590,000"	    PRN        Sole		0	0      0
Rouse Company	              SBDBCV 5.75%02	779273AA9    216      "225,000"	    PRN	       Sole		0	0      0
Sabrateck Crop.	              NT CV 6%05	78571UAA6   "1,550"   "2,500,000"   PRN	       Sole		0	0      0
Seacor Holdings Inc.	      SUBNTCV 5.375%06  811904AE1   "25,090"  "24,719,000"  PRN	       Sole		0	0      0
SpaceHab Inc.	              SUB NT CONV 8%07  846243AC7    196      "250,000"	    PRN        Sole		0	0      0
Sun Co. Inc.	              SBDBCV 6.75%12	866762AG2    360      "335,000"	    PRN	       Sole		0	0      0
Sun Healthcare	              SDCV 144A 6%04	866933AA2    263      "1,500,000"   PRN	       Sole		0	0      0
Sunbeam Corporation	      SRSDCVZRO 144A18  867071AA0    550      "5,000,000"   PRN	       Sole		0	0      0
Synetic Inc.	              SUB DB CONV 5%07  87160FAB5   "6,113"   "5,850,000"   PRN	       Sole		0	0      0
Thermo Fibertek Inc.	      SUBDBCV 144A04	88355WAA3   "17,014"  "20,017,000"  PRN	       Sole		0	0      0
Thermo Instrument Sys	      SUBDBCONV 4%05	883559AE6   "2,677"   "3,285,000"   PRN	       Sole		0	0      0
Thermo Optek Inc.	      SBDBCV 144A5%00	883582AA6   "3,504"   "3,650,000"   PRN	       Sole		0	0      0
Total Renal Care Hldg	      SBNTCV 144A 7%09  89151AAA5    561      "750,000"	    PRN        Sole		0 	0      0
"Tower Automotive, Inc."      SBNTCV 5%04	891707AE1   "7,900"   "8,305,000"   PRN	       Sole		0	0      0
Triac Companies	              SBDBCV ZERO 18	895918AB7   "13,208"  "58,700,000"  PRN	       Sole		0	0      0
U.S. Diagnostic Labs Inc.     SUBDBCONV 9%03	90328QAB4   "1,704"   "2,400,000"   PRN	       Sole		0	0      0
U.S. Filter Corp.	      Sub NT CV 4.5%01  911843AF7   "21,178"  "21,500,000"  PRN	       Sole		0	0      0
Waste Management Inc.	      SUB NT CONV 4%02  94106LAA7   "10,771"  "9,305,000"   PRN	       Sole		0	0      0
Wind River Systems Inc.	      SUBNTCONV5%02	973149AC1   "1,647"   "1,850,000"   PRN	       Sole		0	0      0
World Access Inc.	      SBNTCV 4.5%02	98141AAC5   "1,375"   "2,500,000"   PRN	       Sole		0	0      0
Alliance Capital Mgmt LP      Unit Ltd. Ptnr	018548107    886      "35,000"	    SH         Sole	    "35,000"    0      0
Viacom Class E	              WT Exp 070799	925524134    314      "20,000"	    SH	       Sole		0	0      0

COLUMN TOTALS			                            "520,419"